WARRANT LIABILITY (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant Liability Details Narrative Abstract
Expected option life (years)	3 years 5 months 16 days	1 year 10 months 25 days	2 years 3 months 15 days